Other Reserves - Schedule of Other Reserve (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	¥ 69,726	¥ 57,202	¥ 49,127
Currency translation differences	(822)	120	193
Fair value changes on financial assets at fair value through other comprehensive income	4,094	7,786	3,270
Share of other comprehensive income (loss) of associates	(38)	112	4
Share based compensation	669	596	649
Exercise of share options/RSUs	539	159	60
Capital contribution from non-controlling interests		122
Additional investments in a non-wholly owned subsidiary			(18)
Deemed disposal		11
Recognition of financial liabilities in respect of the put option from business combination	(379)
Non-controlling interests arising from business combination	567	156	88
Ending balance	83,050	69,726	57,202
Other reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	19,845	9,658	6,140
Capitalization of retained earnings of a subsidiary under a group restructuring		2,042
Currency translation differences	(822)	120	193
Fair value changes on financial assets at fair value through other comprehensive income	4,094	7,786	3,270
Share of other comprehensive income (loss) of associates	(38)	112	4
Share based compensation	669	596	649
Exercise of share options/RSUs	(693)	(599)	(662)
Capital contribution from non-controlling interests		13
Additional investments in a non-wholly owned subsidiary			(10)
Profit appropriations to PRC statutory reserves	11	12	3
Deemed disposal	(147)
Recognition of financial liabilities in respect of the put option from business combination	(379)
Non-controlling interests arising from business combination	15	105	71
Transactions with minority interest	(105)
Ending balance	22,450	19,845	9,658
Share-based compensation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	1,691	1,694	1,707
Share based compensation	669	596	649
Exercise of share options/RSUs	(693)	(599)	(662)
Transactions with minority interest	(105)
Ending balance	1,562	1,691	1,694
Contribution From Ultimate Holding Company
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	463	463	463
Ending balance	463	463	463
PRC statutory reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	231	219	216
Profit appropriations to PRC statutory reserves	11	12	3
Ending balance	242	231	219
Foreign currency translation reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	277	157	(36)
Currency translation differences	(822)	120	193
Ending balance	(545)	277	157
Fair value reserve
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	10,005	2,219	(1,051)
Fair value changes on financial assets at fair value through other comprehensive income	4,094	7,786	3,270
Ending balance	14,099	10,005	2,219
Others | Other reserves
Disclosure Of Reserves Within Equity [Line Items]
Beginning balance	7,178	4,906	4,841
Capitalization of retained earnings of a subsidiary under a group restructuring		2,042
Share of other comprehensive income (loss) of associates	(38)	112	4
Capital contribution from non-controlling interests		13
Additional investments in a non-wholly owned subsidiary			(10)
Deemed disposal	(147)
Recognition of financial liabilities in respect of the put option from business combination	(379)
Non-controlling interests arising from business combination	15	105	71
Ending balance	¥ 6,629	¥ 7,178	¥ 4,906